Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2024
Supplemental Disclosure Respect To Cash Flows [Abstract]
Supplemental Cash Flow Disclosure [Text Block]
25. Supplemental Cash Flow Disclosure

The following table provides additional detail regarding the Company's cash flow:

	For the Years Ended
	March 31, 2024	March 31, 2023	March 31, 2022
Non-cash investing and financing transactions:
Right of use asset acquired	$69,129	$4,968,446	$-
Accretion income on promissory note receivable	$1,696	$-	$7,034
Property and equipment through financing	$-	$-	$42,831
Assets transferred from Inventory to Property and equipment	$874,278	$-	$1,408,813